Business Acquisitions - Summary of Fair Value of the Assets and Liabilities Acquired (Details) - CAD ($) $ in Thousands	Nov. 04, 2024	May 08, 2024
Lightbox
Disclosure Of Business Combinations [Line Items]
Inventory		$ 154
Prepaid expenses and deposits		120
Right of use assets		2,717
Property, plant and equipment		1,037
Intangible assets		2,505
Lease liabilities		(2,828)
Total identifiable net assets acquired		3,705
Goodwill		4,966
Total Purchase Price		8,671
Lightbox | Previously Reported
Disclosure Of Business Combinations [Line Items]
Inventory		154
Right of use assets		2,828
Property, plant and equipment		964
Intangible assets		1,959
Lease liabilities		(2,828)
Total identifiable net assets acquired		3,077
Goodwill		5,270
Total Purchase Price		8,347
Lightbox | Adjustments
Disclosure Of Business Combinations [Line Items]
Prepaid expenses and deposits		120
Right of use assets		(111)
Property, plant and equipment		73
Intangible assets		546
Total identifiable net assets acquired		628
Goodwill		(304)
Total Purchase Price		$ 324
Indiva
Disclosure Of Business Combinations [Line Items]
Cash	$ 3
Accounts receivable	4,057
Inventory	4,860
Prepaid expenses and deposits	205
Right of use assets	562
Property, plant and equipment	21,213
Accounts payable and accrued liabilities	(4,100)
Lease liabilities	(286)
Total identifiable net assets acquired	26,514
Bargain purchase gain	(5,456)
Total Purchase Price	$ 21,058